Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$69,326,186.99	0.6299517	$57,023,481.54	0.5181598	$12,302,705.45
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$165,276,186.99	0.1652762	$152,973,481.54	0.1529735	$12,302,705.45

Weighted Avg. Coupon (WAC)	4.69%		4.70%
Weighted Avg. Remaining Maturity (WARM)	25.86		24.98
Pool Receivables Balance	$192,758,935.04		$179,906,341.23
Remaining Number of Receivables	25,778		25,086

Adjusted Pool Balance	$185,478,546.40		$173,175,840.95

III. COLLECTIONS

Principal:
Principal Collections	$12,548,878.02
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$150,661.57
Total Principal Collections	$12,699,539.59

Interest:
Interest Collections	$747,946.48
Late Fees & Other Charges	$29,126.83
Interest on Repurchase Principal	$-
Total Interest Collections	$777,073.31

Collection Account Interest	$235.84
Reserve Account Interest	$100.62
Servicer Advances	$-

Total Collections	$13,476,949.36

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$13,476,949.36
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$18,527,539.21

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$160,632.45	$-	$160,632.45	$160,632.45
Collection Account Interest					$235.84
Late Fees & Other Charges					$29,126.83
Total due to Servicer					$189,995.12

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$95,323.51		$95,323.51

Total Class A interest:		$95,323.51		$95,323.51	$95,323.51

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$12,967,149.81

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$12,302,705.45

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$12,302,705.45
Class A Notes Total:		$12,302,705.45		$12,302,705.45
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$12,302,705.45		$12,302,705.45

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					664,444.36

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,280,388.64
Beginning Period Amount	$7,280,388.64
Current Period Amortization	$549,888.36
Ending Period Required Amount	$6,730,500.28
Ending Period Amount	$6,730,500.28
Next Distribution Date Amount	$6,203,674.04

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		10.89%	11.67%	11.67%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.27%	24,653	97.58%	$175,544,001.45
30 - 60 Days	1.39%	348	1.94%	$3,483,342.76
61 - 90 Days	0.30%	76	0.42%	$757,960.64
91 + Days	0.04%	9	0.07%	$121,036.38
		25,086		$179,906,341.23
Total
Delinquent Receivables 61 + days past due	0.34%	85	0.49%	$878,997.02
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.37%	96	0.55%	$1,056,521.56
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	89	0.46%	$941,619.66
Three-Month Average Delinquency Ratio	0.35%		0.50%

Repossession in Current Period		24		$244,558.15
Repossession Inventory		62		$159,660.10

Charge-Offs
Gross Principal of Charge-Off for Current Period				$303,715.79
Recoveries				$(150,661.57)
Net Charge-offs for Current Period				$153,054.22

Beginning Pool Balance for Current Period				$192,758,935.04

Net Loss Ratio				0.95%
Net Loss Ratio for 1st Preceding Collection Period				0.73%
Net Loss Ratio for 2nd Preceding Collection Period				-0.14%
Three-Month Average Net Loss Ratio for Current Period				0.51%

Cumulative Net Losses for All Periods				$7,296,209.60
Cumulative Net Losses as a % of Initial Pool Balance				0.69%

Principal Balance of Extensions				$974,432.22
Number of Extensions				89

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